American Century Investments®
Quarterly Portfolio Holdings
VP Income & Growth Fund
March 31, 2020

VP Income & Growth - Schedule of Investments
MARCH 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.0%
Aerospace and Defense — 0.1%
Lockheed Martin Corp.	1,152	390,470
Air Freight and Logistics — 1.4%
CH Robinson Worldwide, Inc.	6,868	454,662
United Parcel Service, Inc., Class B	38,834	3,627,872
		4,082,534
Airlines — 0.1%
Delta Air Lines, Inc.	11,167	318,595
Banks — 4.6%
Bank of America Corp.	32,949	699,507
Comerica, Inc.	5,683	166,739
Fifth Third Bancorp	10,347	153,653
JPMorgan Chase & Co.	26,335	2,370,940
KeyCorp	173,536	1,799,568
PNC Financial Services Group, Inc. (The)	22,598	2,163,081
Regions Financial Corp.	117,987	1,058,343
Truist Financial Corp.	70,391	2,170,859
U.S. Bancorp	70,312	2,422,249
Wells Fargo & Co.	15,410	442,267
		13,447,206
Beverages — 2.3%
Coca-Cola Co. (The)	3,477	153,857
Molson Coors Beverage Co., Class B	55,670	2,171,687
Monster Beverage Corp.(1)	7,713	433,934
PepsiCo, Inc.	31,461	3,778,466
		6,537,944
Biotechnology — 4.7%
AbbVie, Inc.	61,431	4,680,428
Amgen, Inc.	16,933	3,432,827
Biogen, Inc.(1)	3,637	1,150,674
Gilead Sciences, Inc.	51,390	3,841,917
Regeneron Pharmaceuticals, Inc.(1)	1,076	525,400
		13,631,246
Building Products — 0.6%
Fortune Brands Home & Security, Inc.	16,699	722,232
Johnson Controls International plc	6,051	163,135
Masco Corp.	24,724	854,708
		1,740,075
Capital Markets — 1.1%
Ameriprise Financial, Inc.	4,257	436,257
Cohen & Steers, Inc.	2,600	118,170
Janus Henderson Group plc	24,431	374,283
Moody's Corp.	2,099	443,939
Northern Trust Corp.	20,726	1,563,984

T. Rowe Price Group, Inc.	4,162	406,419
		3,343,052
Chemicals — 0.5%
Eastman Chemical Co.	2,978	138,715
LyondellBasell Industries NV, Class A	28,769	1,427,806
		1,566,521
Commercial Services and Supplies — 0.1%
Republic Services, Inc.	1,836	137,810
Waste Management, Inc.	2,168	200,670
		338,480
Communications Equipment — 0.4%
Cisco Systems, Inc.	10,991	432,056
Motorola Solutions, Inc.	5,460	725,743
		1,157,799
Consumer Finance — 0.2%
Discover Financial Services	4,484	159,945
Synchrony Financial	19,491	313,610
		473,555
Containers and Packaging — 1.9%
Amcor plc(1)	305,433	2,480,116
International Paper Co.	94,021	2,926,874
		5,406,990
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	14,820	2,709,541
Diversified Telecommunication Services — 3.9%
AT&T, Inc.	173,573	5,059,653
CenturyLink, Inc.	86,978	822,812
Verizon Communications, Inc.	102,907	5,529,193
		11,411,658
Electric Utilities — 1.0%
Evergy, Inc.	18,410	1,013,470
IDACORP, Inc.	1,860	163,289
NextEra Energy, Inc.	3,172	763,247
OGE Energy Corp.	8,035	246,916
PPL Corp.	24,490	604,413
		2,791,335
Electrical Equipment — 0.5%
Eaton Corp. plc	10,913	847,831
Emerson Electric Co.	13,700	652,805
		1,500,636
Electronic Equipment, Instruments and Components — 0.2%
National Instruments Corp.	14,836	490,775
Entertainment — 1.2%
Activision Blizzard, Inc.	17,781	1,057,614
Electronic Arts, Inc.(1)	13,725	1,374,833
Take-Two Interactive Software, Inc.(1)	5,308	629,582
Walt Disney Co. (The)	5,654	546,176
		3,608,205
Equity Real Estate Investment Trusts (REITs) — 4.4%
Brandywine Realty Trust	39,911	419,864

Digital Realty Trust, Inc.	7,591	1,054,466
Extra Space Storage, Inc.	14,169	1,356,823
Gaming and Leisure Properties, Inc.	24,039	666,121
Healthcare Trust of America, Inc., Class A	12,547	304,641
Industrial Logistics Properties Trust	9,674	169,682
Life Storage, Inc.	5,245	495,915
Mid-America Apartment Communities, Inc.	5,133	528,853
Realty Income Corp.	40,701	2,029,352
STORE Capital Corp.	27,188	492,647
Ventas, Inc.	29,923	801,936
VICI Properties, Inc.	102,766	1,710,026
WP Carey, Inc.	46,188	2,682,599
		12,712,925
Food and Staples Retailing — 0.3%
Walgreens Boots Alliance, Inc.	18,864	863,028
Food Products — 3.9%
Campbell Soup Co.	70,026	3,232,400
General Mills, Inc.	70,130	3,700,760
Hershey Co. (The)	11,016	1,459,620
Kellogg Co.	48,845	2,930,212
		11,322,992
Health Care Equipment and Supplies — 1.0%
Abbott Laboratories	16,594	1,309,433
Baxter International, Inc.	11,128	903,482
Edwards Lifesciences Corp.(1)	2,666	502,861
Stryker Corp.	834	138,853
		2,854,629
Health Care Providers and Services — 1.6%
Cardinal Health, Inc.	51,069	2,448,248
Chemed Corp.	1,072	464,390
CVS Health Corp.	12,058	715,401
Humana, Inc.	2,038	639,973
UnitedHealth Group, Inc.	1,602	399,507
		4,667,519
Health Care Technology — 0.3%
Cerner Corp.	14,264	898,489
Hotels, Restaurants and Leisure — 2.4%
Darden Restaurants, Inc.	14,967	815,103
Las Vegas Sands Corp.	46,633	1,980,503
McDonald's Corp.	8,939	1,478,064
Starbucks Corp.	13,222	869,214
Vail Resorts, Inc.	11,631	1,718,015
		6,860,899
Household Products — 2.5%
Clorox Co. (The)	7,923	1,372,660
Colgate-Palmolive Co.	4,883	324,036
Kimberly-Clark Corp.	19,268	2,463,799
Procter & Gamble Co. (The)	28,623	3,148,530
		7,309,025

Industrial Conglomerates — 0.7%
3M Co.	9,612	1,312,134
Carlisle Cos., Inc.	6,737	844,012
		2,156,146
Insurance — 0.8%
Fidelity National Financial, Inc.	34,845	866,944
First American Financial Corp.	3,612	153,185
Marsh & McLennan Cos., Inc.	4,625	399,877
MetLife, Inc.	12,943	395,667
Prudential Financial, Inc.	7,177	374,209
		2,189,882
Interactive Media and Services — 4.8%
Alphabet, Inc., Class A(1)	7,819	9,085,287
Facebook, Inc., Class A(1)	28,706	4,788,161
		13,873,448
Internet and Direct Marketing Retail — 3.4%
Amazon.com, Inc.(1)	4,616	8,999,907
Booking Holdings, Inc.(1)	456	613,466
eBay, Inc.	5,262	158,176
		9,771,549
IT Services — 4.9%
Akamai Technologies, Inc.(1)	16,178	1,480,125
Amdocs Ltd.	10,347	568,775
International Business Machines Corp.	41,489	4,602,375
Mastercard, Inc., Class A	1,453	350,987
MAXIMUS, Inc.	7,115	414,093
Paychex, Inc.	31,636	1,990,537
PayPal Holdings, Inc.(1)	4,576	438,106
Visa, Inc., Class A	10,974	1,768,131
Western Union Co. (The)	140,911	2,554,716
		14,167,845
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	21,157	1,515,264
Machinery — 1.7%
Cummins, Inc.	26,635	3,604,248
Snap-on, Inc.	13,576	1,477,341
		5,081,589
Media — 2.0%
Discovery, Inc., Class A(1)	26,663	518,329
Discovery, Inc., Class C(1)	33,484	587,309
Interpublic Group of Cos., Inc. (The)	135,813	2,198,812
Omnicom Group, Inc.	43,723	2,400,393
		5,704,843
Metals and Mining — 0.2%
Steel Dynamics, Inc.	27,411	617,844
Multiline Retail — 0.7%
Target Corp.	21,920	2,037,902
Oil, Gas and Consumable Fuels — 3.4%
Chevron Corp.	51,420	3,725,893
Exxon Mobil Corp.	35,062	1,331,304

HollyFrontier Corp.	20,941	513,264
Kinder Morgan, Inc.	195,143	2,716,391
Phillips 66	11,719	628,724
Valero Energy Corp.	21,734	985,854
		9,901,430
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	5,624	896,128
Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	91,331	5,090,790
Eli Lilly & Co.	3,048	422,819
Jazz Pharmaceuticals plc(1)	7,834	781,363
Johnson & Johnson	41,763	5,476,382
Merck & Co., Inc.	56,438	4,342,340
Pfizer, Inc.	14,179	462,802
		16,576,496
Road and Rail — 0.2%
Kansas City Southern	4,621	587,699
Semiconductors and Semiconductor Equipment — 4.4%
Applied Materials, Inc.	29,465	1,350,086
Broadcom, Inc.	17,144	4,064,842
Intel Corp.	14,316	774,782
Lam Research Corp.	1,890	453,600
Maxim Integrated Products, Inc.	49,128	2,388,112
QUALCOMM, Inc.	3,991	269,991
Texas Instruments, Inc.	35,464	3,543,918
		12,845,331
Software — 8.8%
Adobe, Inc.(1)	7,003	2,228,635
Autodesk, Inc.(1)	5,009	781,905
Cadence Design Systems, Inc.(1)	7,972	526,471
Intuit, Inc.	3,922	902,060
Microsoft Corp.	101,524	16,011,350
NortonLifeLock, Inc.	87,726	1,641,353
Oracle Corp. (New York)	10,444	504,758
salesforce.com, Inc.(1)	7,407	1,066,460
ServiceNow, Inc.(1)	2,908	833,375
Zoom Video Communications, Inc., Class A(1)	6,269	916,026
		25,412,393
Specialty Retail — 2.0%
AutoZone, Inc.(1)	1,243	1,051,578
Best Buy Co., Inc.	12,140	691,980
Home Depot, Inc. (The)	21,789	4,068,224
		5,811,782
Technology Hardware, Storage and Peripherals — 7.1%
Apple, Inc.	54,263	13,798,538
HP, Inc.	138,455	2,403,579
NetApp, Inc.	42,139	1,756,775
Seagate Technology plc	53,013	2,587,034
		20,545,926

Tobacco — 0.6%
Philip Morris International, Inc.	21,979	1,603,588
Trading Companies and Distributors — 1.7%
Fastenal Co.	92,590	2,893,437
W.W. Grainger, Inc.	3,030	752,955
Watsco, Inc.	8,430	1,332,193
		4,978,585
TOTAL COMMON STOCKS (Cost $274,737,614)		278,711,793
TEMPORARY CASH INVESTMENTS — 3.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 3.00%, 11/30/21 - 5/15/45, valued at $3,539,762), in a joint trading account at 0.01%, dated 3/31/20, due 4/1/20 (Delivery value $3,470,938)		3,470,937
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,249,885	7,249,885
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,720,822)		10,720,822
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $285,458,436)		289,432,615
OTHER ASSETS AND LIABILITIES — 0.3%		735,456
TOTAL NET ASSETS — 100.0%		$290,168,071

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	44	June 2020	$2,200	$5,653,340	$(251,218)

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	278,711,793	—	—
Temporary Cash Investments	7,249,885	3,470,937	—
	285,961,678	3,470,937	—
Liabilities
Other Financial Instruments
Futures Contracts	251,218	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.